UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09160

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
CORPORATE DEBT OBLIGATIONS--97.7%
Aerospace/Defense--1.0%
DRS Technologies, Inc.
   6.875%, 11/01/13(a)                                    $  759     $   730,538
L-3 Communications Corp.
   5.875%, 1/15/15(a)                                        927         864,427
Sequa Corp.
   9.00%, 8/01/09(a)                                         429         452,595
                                                                     -----------
                                                                       2,047,560
                                                                     -----------
Automotive--5.6%
Autonation, Inc.
   7.00%, 4/15/14(a)(b)                                    1,085       1,068,725
   7.045%, 4/15/13(a)(b)(c)                                  145         144,275
Ford Motor Co.
   7.45%, 7/16/31(a)                                       1,503       1,085,918
Ford Motor Credit Co.
   4.95%, 1/15/08(a)                                         892         839,692
   7.00%, 10/01/13(a)                                        630         542,202
General Motors Corp.
   8.375%, 7/15/33(a)                                      1,560       1,255,799
General Motors Acceptance Corp.
   6.875%, 9/15/11(a)                                      1,272       1,213,692
   8.00%, 11/01/31(a)                                        738         709,329
HLI Operating Co., Inc.
   10.50%, 6/15/10(a)                                        534         445,890
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13(a)                                        849         802,305
Lear Corp.
   Series B
   8.11%, 5/15/09(a)                                         575         560,625
Tenneco, Inc.
   8.625%, 11/15/14(a)                                       355         354,113
TRW Automotive, Inc.
   9.375%, 2/15/13(a)                                        553         587,563
   11.00%, 2/15/13(a)                                        360         393,300
United Auto Group, Inc.
   9.625%, 3/15/12(a)                                        703         734,635
Visteon Corp.
   7.00%, 3/10/14(a)                                       1,700       1,387,624
                                                                     -----------
                                                                      12,125,687
                                                                     -----------
Broadcasting/Media--0.9%
Albritton Communications
   7.75%, 12/15/12(a)                                        742         734,580
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13(a)                                        530         496,875
XM Satellite Radio, Inc.
   9.75%, 5/01/14(a)(b)                                      665         608,475
                                                                     -----------
                                                                       1,839,930
                                                                     -----------
Building/Real Estate--2.2%
Associated Materials, Inc.
   11.25%, 3/01/14(a)(d)                                   1,435         864,588
D.R. Horton, Inc.
   6.875%, 5/01/13(a)                                        883         880,905
M/I Homes, Inc.
   6.875%, 4/01/12(a)                                        500         432,500

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Schuler Homes
   10.50%, 7/15/11(a)                                     $1,233     $ 1,297,732
William Lyon Homes, Inc.
   10.75%, 4/01/13(a)                                      1,215       1,166,400
                                                                     -----------
                                                                       4,642,125
                                                                     -----------
Cable--7.4%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12(a)                                       1,193       1,176,596
CCH I Holdings LLC
   11.75%, 5/15/14(a)(e)                                   4,021       2,533,231
CSC Holdings, Inc.
   7.25%, 4/15/12(a)(b)                                    1,506       1,453,290
DirecTV Holdings LLC
   6.375%, 6/15/15(a)                                      1,222       1,127,295
Echostar DBS Corp.
   6.375%, 10/01/11(a)                                       690         660,675
Inmarsat Finance PLC (United Kingdom)
   7.625%, 6/30/12(a)                                      1,029       1,054,725
   10.375%, 11/15/12(a)(d)                                   976         830,820
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)(e)                                     580         613,350
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09(a)                                        800         816,000
Intelsat Subsidiary Holdings Co., Ltd. (Bermuda)
   8.625%, 1/15/15(a)                                        672         673,680
   9.614%, 1/15/12(a)(c)                                     414         418,140
PanAmSat Corp.
   9.00%, 8/15/14(a)                                         878         891,170
PanAmSat Holding Corp.
   10.375%, 11/01/14(d)                                    1,886       1,394,112
Quebecor Media, Inc. (Canada)
   7.75%, 3/15/16(a)(b)                                    1,405       1,376,900
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15(a)                                       1,028         979,170
                                                                     -----------
                                                                      15,999,154
                                                                     -----------
Chemicals--3.2%
Basell AF SCA (Luxembourg)
   8.375%, 8/15/15(a)(b)                                     999         960,289
Equistar Chemical Funding
   10.125%, 9/01/08(a)                                     1,268       1,334,569
   10.625%, 5/01/11(a)                                       649         696,864
Huntsman LLC
   11.50%, 7/15/12(a)                                        915       1,022,513
Ineos Group Holdings PLC (United Kingdom)
   8.50%, 2/15/16(a)(b)                                    1,105       1,034,556
Quality Distribution LLC
   9.00%, 11/15/10(a)                                      1,213       1,114,444
Rhodia, SA (France)
   8.875%, 6/01/11(a)                                        669         666,491
                                                                     -----------
                                                                       6,829,726
                                                                     -----------
Consumer Manufacturing--1.4%
ACCO Brands Corp.
   7.625%, 8/15/15(a)                                      1,045         969,237
Broder Brothers Co.
   Series B
   11.25%, 10/15/10(a)                                       545         506,850
Jostens IH Corp.
   7.625%, 10/01/12(a)                                       577         559,690

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Levi Strauss & Co.
   9.74%, 4/01/12(a)(c)                                  $   502     $   510,785
Quicksilver Resources, Inc.
   7.125%, 4/01/16(a)                                        465         435,938
                                                                     -----------
                                                                       2,982,500
                                                                     -----------
Derivatives--5.2%
Racers
   5.04%, 5/01/07(a)(b)(c)                                11,300      11,103,841
                                                                     -----------
Diversified Media--3.9%
American Media, Inc.
   8.875%, 1/15/11(a)                                        984         870,840
Dex Media East LLC
   12.125%, 11/15/12(a)                                      570         639,825
Dex Media, Inc.
   8.00%, 11/15/13(a)                                        188         188,940
Dex Media West LLC
   Series B
   8.50%, 8/15/10(a)                                         331         343,413
Lamar Media Corp.
   6.625%, 8/15/15(a)                                        265         245,125
Liberty Media Corp.
   5.70%, 5/15/13(a)                                         425         385,956
   7.875%, 7/15/09(a)                                        337         348,888
   8.25%, 2/01/30(a)                                         415         397,212
R.H. Donnelley Corp.
   6.875%, 1/15/13(a)(b)                                   1,056         971,520
   8.875%, 1/15/16(a)(b)                                     770         776,738
Rainbow National Services LLC
   8.75%, 9/01/12(a)(b)                                      571         599,550
   10.375%, 9/01/14(a)(b)                                    541         599,158
WDAC Subsidiary Corp.
   8.375%, 12/01/14(a)(b)                                    783         769,298
WMG Holding Corp.
   9.50%, 12/15/14(a)(d)                                   1,845       1,328,399
                                                                     -----------
                                                                       8,464,862
                                                                     -----------
Energy--5.0%
Chesapeake Energy Corp.
   6.50%, 8/15/17(a)                                       1,170       1,067,625
   6.625%, 1/15/16(a)                                        255         237,150
   7.50%, 9/15/13(a)                                         410         411,025
   7.75%, 1/15/15(a)                                       1,251       1,254,127
El Paso Corp.
   7.75%, 1/15/32(a)                                       1,120       1,090,600
Grant Prideco, Inc.
   Series B
   6.125%, 8/15/15(a)                                        709         661,143
HilCorp Energy
   10.50%, 9/01/10(a)(b)                                     720         775,800
Kerr-McGee Corp.
   6.875%, 9/15/11(a)                                        466         481,600
Kinder Morgan Finance Co.
   5.35%, 1/05/11(a)                                         495         456,062
Newfield Exploration Co.
   6.625%, 4/15/16(a)                                        745         702,163
NRG Energy, Inc.
   7.25%, 2/01/14(a)                                         250         243,750
   7.375%, 2/01/16(a)                                      1,070       1,043,250
PetroHawk Energy Corp.
   9.125%, 7/15/13(b)                                        550         547,250

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Pride International, Inc.
   7.375%, 7/15/14(a)                                     $  973     $   977,865
Tesoro Corp.
   6.25%, 11/01/12(a)(b)                                     900         855,000
                                                                     -----------
                                                                      10,804,410
                                                                     -----------
Financial--2.3%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13(a)                                       555         564,713
E*Trade Financial Corp.
   7.375%, 9/15/13(a)                                        525         525,000
   7.875%, 12/01/15(a)                                     1,767       1,820,010
   8.00%, 6/15/11                                            465         474,300
Hexion US Finance Corp./Hexion Nova Scotia
   Finance
   9.00%, 7/15/14(a)                                         790         799,875
Liberty Mutual Group, Inc.
   5.75%, 3/15/14(a)(b)                                      760         713,844
                                                                     -----------
                                                                       4,897,742
                                                                     -----------
Fixed Communications--6.0%
Citizens Communications
   6.25%, 1/15/13(a)                                       1,478       1,396,710
Eircom Funding (Ireland)
   8.25%, 8/15/13(a)                                       1,342       1,422,520
Hawaiian Telcom Communications, Inc.
   9.75%, 5/01/13(a)                                         455         462,963
   12.50%, 5/01/15(a)                                        307         321,583
Intelsat Bermuda Ltd. (Bermuda)
   11.25%, 6/15/16(a)(b)                                   1,694       1,736,350
Level 3 Communications, Inc.
   11.50%, 3/01/10(a)(b)                                     360         356,400
Qwest Capital Funding, Inc.
   7.25%, 2/15/11(a)                                       3,231       3,142,147
Qwest Corp.
   6.875%, 9/15/33(a)                                      1,045         903,925
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14(a)                                         540         553,500
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32(a)                                      1,784       1,758,635
Windstream Corp.
   8.125%, 8/01/13(b)                                        506         516,120
   8.625%, 8/01/16(b)                                        398         406,955
                                                                     -----------
                                                                      12,977,808
                                                                     -----------
Food & Beverage--2.2%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                         415         465,663
Dean Foods Co.
   7.00%, 6/01/16(a)                                         865         836,888
Dominos, Inc.
   8.25%, 7/01/11(a)                                         601         623,538
Foodcorp Ltd. (South Africa)
   8.875%, 6/15/12(a)(b)                                     463         618,849
Reynolds American, Inc.
   7.25%, 6/01/12-6/01/13 (a)(b)                           2,235       2,188,187
                                                                     -----------
                                                                       4,733,125
                                                                     -----------
Gaming--5.4%
Boyd Gaming Corp.
   7.75%, 12/15/12(a)                                        548         552,795

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Greektown Holdings LLC
   10.75%, 12/01/13(a)(b)                                 $  560     $   590,800
Kerzner International Ltd. (Bahamas)
   6.75%, 10/01/15(a)                                      1,235       1,289,031
MGM Mirage
   6.625%, 7/15/15(a)                                      1,562       1,456,564
   8.375%, 2/01/11(a)                                      1,261       1,292,525
Mohegan Tribal Gaming
   7.125%, 8/15/14(a)                                        835         807,863
Penn National Gaming, Inc.
   6.875%, 12/01/11(a)                                       939         917,873
Riviera Holdings Corp.
   11.00%, 6/15/10(a)                                      1,202       1,271,115
Seneca Gaming Corp.
   7.25%, 5/01/12(a)                                         838         811,813
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(a)(b)                                    848         856,480
Wynn Las Vegas LLC
   6.625%, 12/01/14(a)                                     1,805       1,701,212
                                                                     -----------
                                                                      11,548,071
                                                                     -----------
Health Care--5.8%
Concentra Operating Corp.
   9.125%, 6/01/12(a)                                        566         585,810
Coventry Health Care, Inc.
   5.875%, 1/15/12(a)                                        452         433,920
   6.125%, 1/15/15(a)                                        428         406,905
DaVita, Inc.
   7.25%, 3/15/15(a)                                         881         845,760
Extendicare Health Services, Inc.
   9.50%, 7/01/10(a)                                           1           1,044
Hanger Orthopedic Group
   10.25%, 6/01/14(a)(b)                                     510         504,900
HCA, Inc.
   6.375%, 1/15/15(a)                                      2,322       2,151,446
   6.75%, 7/15/13(a)                                         970         926,280
Healthsouth Corp.
   10.75%, 6/15/16(a)(b)                                     655         641,900
Iasis Healthcare Corp.
   8.75%, 6/15/14(a)                                       1,061       1,039,780
Omnicare, Inc.
   6.875%, 12/15/15(a)                                     1,475       1,401,250
Select Medical Corp.
   7.625%, 2/01/15(a)                                        768         668,160
Triad Hospitals, Inc.
   7.00%, 11/15/13(a)                                        889         864,553
Universal Hospital Services, Inc.
   10.125%, 11/01/11(a)                                      966       1,004,640
Vanguard Health Holdings Co.
   11.25%, 10/01/15(a)(d)                                  1,370         965,850
                                                                     -----------
                                                                      12,442,198
                                                                     -----------
Industrial--3.2%
Amsted Industries, Inc.
   10.25%, 10/15/11(a)(b)                                    715         765,050
Case New Holland, Inc.
   9.25%, 8/01/11(a)                                         632         665,180
Fastentech, Inc.(a)
   11.50%, 5/01/11(a)                                        460         469,200
Goodman Global Holdings Co., Inc.
   7.875%, 12/15/12(a)                                       803         766,865
Invensys Plc (United Kingdom)
   9.875%, 3/15/11(a)(b)                                     980       1,063,300

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Mueller Group, Inc.
   10.00%, 5/01/12(a)                                     $  800     $  860,000
Sensus Metering Systems
   8.625%, 12/15/13(a)                                       580        565,500
Terex Corp.
   Series B
   10.375%, 4/01/11(a)                                       548        579,510
Trinity Industries
   6.50%, 3/15/14(a)                                       1,240      1,209,000
                                                                     ----------
                                                                      6,943,605
                                                                     ----------
Lodging/Leisure--3.9%
Gaylord Entertainment Co.
   8.00%, 11/15/13(a)                                        838        836,953
Host Marriott LP
   6.75%, 6/01/16(a)(b)                                      480        457,800
   Series G
   9.25%, 10/01/07(a)                                      1,379      1,422,093
NCL Corp. (Bermuda)
   10.625%, 7/15/14(a)                                       688        675,960
Royal Caribbean Cruises (Liberia)
   8.75%, 2/02/11(a)                                         739        794,458
Six Flags, Inc.
   9.625%, 6/01/14(a)                                      1,445      1,314,950
Starwood Hotels Resorts
   7.875%, 5/01/12(a)                                        946        987,388
Universal City Development
   11.75%, 4/01/10(a)                                        727        791,521
Vail Resorts, Inc.
   6.75%, 2/15/14(a)                                       1,096      1,041,200
                                                                     ----------
                                                                      8,322,323
                                                                     ----------
Metals/Mining--3.9%
AK Steel Corp.
   7.875%, 2/15/09(a)                                        855        850,725
Citigroup (JSC Severstal) (Germany)
   9.25%, 4/19/14(a)(b)                                    1,254      1,300,900
Covalence Specialty Materials Corp.
   10.25%, 3/01/16(a)(b)                                     370        355,200
Evraz Group, SA (Luxembourg)
   8.25%, 11/10/15(a)(b)                                   1,110      1,079,475
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10(a)                                       704        747,120
International Steel Group
   6.50%, 4/15/14(a)                                         755        713,475
Ispat Inland ULC (Canada)
   9.75%, 4/01/14(a)                                         939      1,035,248
Massey Energy Co.
   6.875%, 12/15/13                                          790        734,700
Peabody Energy Corp.
   6.875%, 3/15/13(a)                                      1,640      1,611,299
                                                                     ----------
                                                                      8,428,142
                                                                     ----------
Mobile Communications--5.8%
American Tower Corp.
   7.125%, 10/15/12(a)                                     1,483      1,479,293
Digicel Ltd. (Bermuda)
   9.25%, 9/01/12(a)(b)                                    1,097      1,146,365
Dobson Cellular Systems, Inc.
   8.375%, 11/01/11(a)(b)                                    626        643,215
Dobson Communications Corp.
   8.875%, 10/01/13(a)                                       520        510,900
KYIVSTAR (Ukraine)
   10.375%, 8/17/09(a)(b)                                  1,663      1,766,937

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
MobiFon Holdings BV (Netherlands)
   12.50%, 7/31/10(a)                                     $2,305     $ 2,610,412
Mobile Telesystems Finance, SA (Luxembourg)
   8.00%, 1/28/12(a)(b)                                    1,618       1,579,573
Rogers Wireless, Inc. (Canada)
   7.25%, 12/15/12(a)                                        814         820,105
   7.50%, 3/15/15(a)                                       1,163       1,174,630
Rural Cellular Corp.
   9.75%, 1/15/10(a)                                         761         758,146
                                                                     -----------
                                                                      12,489,576
                                                                     -----------
Paper/Packaging--2.2%
Berry Plastics PLC
   10.75%, 7/15/12(a)                                        794         859,505
Crown Americas LLC
   7.625%, 11/15/13(a)(b)                                    925         908,813
NewPage Corp.
   10.00%, 5/01/12(a)                                        608         629,280
Owens-Brockway Glass
   8.875%, 2/15/09                                         1,954       2,012,619
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(a)(f)(g)(h)(i)                          1,586         418,098
                                                                     -----------
                                                                       4,828,315
                                                                     -----------
Retail--1.0%
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14(a)(b)                                    370         358,900
GSC Holdings Corp.
   8.00%, 10/01/12(a)                                      1,295       1,295,000
JC Penney Co., Inc.
   7.625%, 3/01/97(a)                                        540         536,054
                                                                     -----------
                                                                       2,189,954
                                                                     -----------
Service--4.1%
Allied Waste North America, Inc.
   6.375%, 4/15/11(a)                                      1,827       1,753,919
   7.125%, 5/15/16(a)(b)                                   1,474       1,389,245
   Series B
   7.375%, 4/15/14(a)                                        345         327,750
H&E Equipment Services LLC
   11.125%, 6/15/12                                          763         842,573
Iron Mountain, Inc.
   6.625%, 1/01/16(a)                                        925         832,500
Service Corp. International
   6.50%, 3/15/08(a)                                         991         983,568
United Rentals North America, Inc.
   6.50%, 2/15/12(a)                                       1,131       1,068,795
   7.00%, 2/15/14(a)                                         225         205,594
   7.75%, 11/15/13(a)                                      1,455       1,382,250
                                                                     -----------
                                                                       8,786,194
                                                                     -----------
Supermarkets & Drugs--1.0%
Couche-Tard
   7.50%, 12/15/13(a)                                        729         725,355
Jean Coutu Group, Inc. (Canada)
   8.50%, 8/01/14(a)                                       1,245       1,145,400

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12(a)                                     $  336     $  331,800
                                                                     ----------
                                                                      2,202,555
                                                                     ----------
Technology--2.6%
Avago Technologies (Singapore)
   10.125%, 12/01/13(a)(b)                                   670        705,175
Flextronics International Ltd. (Singapore)
   6.50%, 5/15/13(a)                                         736        699,200
Freescale Semiconductor, Inc.
   7.125%, 7/15/14(a)                                        585        590,850
Lucent Technologies, Inc.
   6.45%, 3/15/29(a)                                         540        459,000
   6.50%, 1/15/28(a)                                          86         72,240
Nortel Networks Corp. (Canada)
   6.875%, 9/01/23(a)                                        689        551,200
Sanmina-SCI Corp.
   8.125%, 3/01/16(a)                                        580        565,500
Serena Software, Inc.
   10.375%, 3/15/16(a)(b)                                    525        527,625
Sungard Data Systems, Inc.
   9.125%, 8/15/13(a)(b)                                   1,411      1,463,913
                                                                     ----------
                                                                      5,634,703
                                                                     ----------
Transportation--2.2%
AMR Corp.
   9.00%, 8/01/12(a)                                         639        631,013
Avis Budget Car Rental LLC
   7.75%, 5/15/16(a)(b)                                      855        822,938
BNSF Funding Trust I
   6.613%, 12/15/55(a)(j)                                  1,515      1,422,131
Hertz Corp.
   8.875%, 1/01/14(a)(b)                                     555        568,875
   10.50%, 1/01/16(a)(b)                                     655        694,300
Horizon Lines LLC
   9.00%, 11/01/12(a)                                        541        549,115
                                                                     ----------
                                                                      4,688,372
                                                                     ----------
Utilities--10.5%
AES Corp.
   8.75%, 5/15/13(a)(b)                                      315        337,050
   9.00%, 5/15/15(a)(b)                                      399        428,925
Allegheny Energy Supply
   7.80%, 3/15/11(a)                                         735        762,563
   8.25%, 4/15/12(a)(b)                                    1,340      1,423,750
Aquila, Inc.
   14.875%, 7/01/12(a)(k)                                    669        884,753
CMS Energy Corp.
   8.50%, 4/15/11(a)                                         635        661,988
DPL, Inc.
   6.875%, 9/01/11(a)                                        680        701,115
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16(a)                                      1,129      1,126,178
Edison Mission Energy
   7.50%, 6/15/13(a)(b)                                    1,330      1,303,400
   7.75%, 6/15/16(a)(b)                                      455        447,038
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11(a)                                        320        325,607

                                                        Shares or
                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Level 3 Financing, Inc.
   12.25%, 3/15/13(a)(b)                                 $  2,240   $  2,379,999
Northwest Pipeline Corp.
   8.125%, 3/01/10(a)                                         691        718,640
Range Resources Corp.
   7.50%, 5/15/16(a)                                          595        587,563
Reliant Energy, Inc.
   6.75%, 12/15/14(a)                                         437        402,040
   9.50%, 7/15/13(a)                                        1,001      1,006,005
Sierra Pacific Resources
   8.625%, 3/15/14(a)                                         535        566,750
Sonat, Inc.
   7.625%, 7/15/11(a)                                         723        733,845
Southern Natural Gas
   8.875%, 3/15/10(a)                                         629        664,383
TECO Energy, Inc.
   6.75%, 5/01/15(a)                                          311        302,448
   7.00%, 5/01/12(a)                                          832        827,840
TXU Corp.
   5.55%, 11/15/14(a)                                       1,341      1,216,308
   6.50%, 11/15/24(a)                                       2,008      1,791,199
Williams Cos., Inc.
   7.625%, 7/15/19(a)                                       2,195      2,227,924
   7.875%, 9/01/21(a)                                         837        849,555
                                                                    ------------
                                                                      22,676,866
                                                                    ------------
Total Corporate Debt Obligations
   (cost $222,451,318)                                               210,629,344
                                                                    ------------
NON-CONVERTIBLE PREFERRED STOCKS--0.8%
ION Media Networks, Inc.
   14.25%, 11/15/06(f)                                        111        960,911
Sovereign REIT
   Series A
   12.00%, 8/29/49 (a)(b)                                     501        688,875
                                                                    ------------
Total Non-Convertible Preferred Stocks
   (cost $1,388,015)                                                   1,649,786
                                                                    ------------
COMMON STOCKS--0.0%
Phase Metrics, Inc.(a)(f)(l)
   (cost $1,258,040)                                      126,418          1,264
                                                                    ------------
WARRANTS--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10(f)(h)(i)                        200              2
   (cost $7,317)
                                                                    ------------
SHORT-TERM INVESTMENTS--0.5%
Federal Agency--0.4%
Freddie Mac
   Zero Coupon, 7/03/02                                       800        800,000
                                                                    ------------

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Time Deposit--0.1%
The Bank of New York
   4.25%, 7/03/06                                          $212     $    212,000
                                                                    ------------
Total Short-Term Investments
   (cost $1,011,679)                                                   1,012,000
                                                                    ------------
Total Investments--99.0%
   (cost $226,116,368)                                               213,292,396
Other assets less liabilities--1.0%                                    2,187,799
                                                                    ------------
Net Assets--100%                                                    $215,480,195
                                                                    ------------
FORWARD EXCHANGE CURRENCY CONTRACTS

                                       U.S. $
                         Contract     Value on     U.S. $
                          Amount    Origination    Current    Unrealized
                          (000)         Date       Value     Appreciation
                         --------   -----------   --------   ------------
Buy Contracts
Euro, settling 7/18/06      193       $247,432    $247,498      $   66
Euro, settling 7/18/06      157        197,296     200,432       3,136
Sale Contracts
Euro, settling 7/18/06      716        923,790     916,378       7,412

(a) Position, or portion thereof, with an aggregate market value of $204,865,154 has been segregated to collateralize forward exchange currency contracts.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $57,382,086 or 26.63% of net assets.

(c)  Floating rate security. Stated interest rate was in effect at June30,2006 .

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2006.

(f)  Illiquid security, valued at fair value.

(g)  Pay-In-Kind Payments (PIK).

(h) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of June 30,2006, are considered illiquid and restricted.

                                   Acquisition     Acquisition    Market    Percentage of
Restricted Securities                  Date            Cost       Value       Net Assets
------------------------------   ---------------   -----------   --------   -------------
Russell-Stanley Holdings, Inc.   2/10/99-6/23/06    $8,108,041   $418,098       0.19%
9.00%, 11/30/08
Pilant Corp.- warrants                  10/04/04         7,317          2       0.00
expiring 6/01/10

(i)  Security is in default and is non-income producing.

(j)  Variable rate coupon, rate shown as of June 30, 2006.

(k) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B-.

(l)  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein High Yield Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


                                       4